Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued operations
Schedule of discontinued operations

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Other income	—	—	—	38,401
Research and development	—	(17,842)	—	(1,337,938)
General and administration	—	(36,976)	—	(673,259)
Total operating costs	—	(54,818)	—	(2,011,197)

Operating loss	—	(54,818)	—	(1,972,796)

Finance expense	—	—	—	(5,672)
Net loss before tax	—	(54,818)	—	(1,978,468)
Income tax expense	—	—	—	—
Net loss from discontinued operations	—	(54,818)	—	(1,978,468)
Net gain of the sale of activities after income tax	117,747	14,390,211	117,747	13,961,900
Total net gain from discontinued operations	117,747	14,335,393	117,747	11,983,432

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Staff costs	—	53,218	—	1,422,184
Depreciation	—	—	—	67,422
External research and development costs	—	1,600	—	333,278
Laboratory consumables	—	—	—	17,735
Patent maintenance and registration costs	—	—	—	62,563
Professional fees	—	—	—	38,271
Short-term leases	—	—	—	8,329
Other operating costs	—	—	—	61,415
Total discontinued operating costs	—	54,818	—	2,011,197

	For the six months
	Ended June 30,
	2025	2024
Net profit from discontinued operations	117,747	11,983,432
Adjustments for:
Net gain on Neurosterix transaction	(117,747)	(13,961,900)
Value of share-based services	—	327,681
Post-employment benefits	—	(27,338)
Depreciation	—	67,422
Finance cost net	—	5,672
Increase in trade and other receivables	—	(404,940)
Increase in prepayments	—	(151,695)
Increase in other current assets	—	(5,000)
Decrease in payables and accruals	—	(795,215)
Decrease in deferred income	—	(38,401)
Net cash flow used in operating activities	—	(3,000,282)

Net cash flow from investing activities
Consideration from Neurosterix Transaction	57,673	5,119,754
Legal fees paid for Neurosterix Transaction	—	(452,798)
Net cash from investing activities	57,673	4,666,956

Cash flows used in financing activities
Principal element of lease payment	—	(63,770)
Interest paid	—	(5,672)
Net cash used in financing activities	—	(69,442)

Net cash from discontinued activities	57,673	1,597,232

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Consideration received
Cash in from Neurosterix Pharma Sàrl sale	—	5,000,000	—	5,000,000
Fair value of Neurosterix US Holdings LLC’s participation	—	9,428,400	—	9,428,400
Net gain on Neurosterix Pharma Sàrl derecognition (IFRS 10)	—	539,250	—	539,250
Retirement benefit obligation of employees leaving the Group (IAS 19) (note 15)	—	433,791	—	433,791
Faire value of service agreement	—	182,348	—	182,348
Net debt liabilities related to Neurosterix Pharma Sàrl (IFRS 16)	—	11,144	—	11,144
Other consideration	117,747	—	117,747	—
Total Disposal consideration	—	15,594,933	—	15,594,933

Investment in Neurosterix Pharma Sàrl	—	(20,000)	—	(20,000)
Legal fees paid for Neurosterix Transaction	—	(26,653)	—	(454,964)
Accelerating vesting ESOP/DSPPP (note 14)	—	(1,158,069)	—	(1,158,069)
Total costs related to activities sold	—	(1,204,722)	—	(1,633,033)

Net gain on sale before income tax	117,747	14,390,211	117,747	13,961,900

Income tax expense on gain	—	—	—	—

Net gain on sale after income tax	117,747	14,390,211	117,747	13,961,900